Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of effects from lease agreements on the consolidated statements of income

Leasing in the consolidated statements of income
in € THOUS
	2021	2020	2019
Depreciation on right-of-use assets	690,476	703,999	700,276
Impairments on right-of-use assets	18,696	3,496	38,820
Expenses relating to short-term leases	44,923	49,532	52,108
Expenses relating to leases of low-value assets	23,177	27,359	25,239
Expenses relating to variable lease payments	12,158	12,442	10,814
Income from subleasing right-of-use assets	3,119	4,165	4,367
Interest expense on lease liabilities	143,160	159,148	171,724

Schedule of acquisition costs and the accumulated depreciation of right-of-use assets and hyperinflationary effects on right-of-use assets

Acquisition costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2021	translation	group	Additions	Reclassifications	Disposals	2021

Right-of-use assets: Land	34,510	782	20	4,917	—	(2,135)	38,094
Right-of-use assets: Buildings and improvements	5,017,785	346,627	40,808	614,918	1,266	(68,928)	5,952,476
Right-of-use assets: Machinery and equipment	390,902	27,947	(587)	31,561	(48,975)	(10,954)	389,894
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—
Right-of-use assets	5,443,197	375,356	40,241	651,396	(47,709)	(82,017)	6,380,464

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2020	translation	group	Additions	Reclassifications	Disposals	2020

Right-of-use assets: Land	30,575	(2,240)	(24)	6,384	98	(283)	34,510
Right-of-use assets: Buildings and improvements	4,590,695	(375,099)	(12,391)	851,392	(613)	(36,199)	5,017,785
Right-of-use assets: Machinery and equipment	434,718	(34,013)	(1,346)	34,066	(35,189)	(7,334)	390,902
Right-of-use assets: Advance Payments	24	—	—	138	(58)	(104)	—
Right-of-use assets	5,056,012	(411,352)	(13,761)	891,980	(35,762)	(43,920)	5,443,197

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2021	translation	group	Additions	loss	Reclassifications	Disposals	2021

Right-of-use assets: Land	8,106	222	6	4,149	3	—	(1,142)	11,344
Right-of-use assets: Buildings and improvements	1,120,019	93,757	(2,170)	613,994	17,621	477	(39,653)	1,804,045
Right-of-use assets: Machinery and equipment	185,184	15,456	(214)	72,333	1,072	(15,720)	(9,476)	248,635
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—	—
Right-of-use assets	1,313,309	109,435	(2,378)	690,476	18,696	(15,243)	(50,271)	2,064,024

Depreciation
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2020	translation	group	Additions	loss	Reclassifications	Disposals	2020

Right-of-use assets: Land	4,502	(419)	(4)	4,242	—	(16)	(199)	8,106
Right-of-use assets: Buildings and improvements	613,926	(77,935)	(5,319)	604,493	3,496	(304)	(18,338)	1,120,019
Right-of-use assets: Machinery and equipment	112,469	(14,229)	(88)	95,264	—	(2,494)	(5,738)	185,184
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—	—
Right-of-use assets	730,897	(92,583)	(5,411)	703,999	3,496	(2,814)	(24,275)	1,313,309

Book value
in € THOUS
	December 31,	December 31,
	2021	2020
Right-of-use assets: Land	26,750	26,404
Right-of-use assets: Buildings and improvements	4,148,431	3,897,766
Right-of-use assets: Machinery and equipment	141,259	205,718
Right-of-use assets: Advance Payments	—	—
Right-of-use assets	4,316,440	4,129,888